CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	DEFICIT	NCI	AOCI	Total
Balance at Aug. 31, 2018	$ 75,533	$ 22,095,682	$ (19,768,782)		$ (14,247)	$ 2,388,186
Balance (Shares) at Aug. 31, 2018	75,533,471
Shares issued for services	$ 250	234,250				$ 234,500	[1]
Shares issued for services (Shares)	250,000					250,000	[1]
Stock based compensation		626,692				$ 626,692
Private Placement	$ 947	1,469,363				1,470,310
Private Placement (Shares)	947,150
Warrants issued for services		52,817				52,817
Exercise of stock options	$ 430	65,820				$ 66,250
Exercise of stock options (in shares)	430,000					430,000
Exercise of warrants	$ 1,627	794,496				$ 796,123
Exercise of warrants (in shares)	1,626,513
Net loss			(4,099,420)			(4,099,420)
Net loss non-controlling interest						(58,993)
Non-controlling Interest				$ (58,993)		(58,993)
Other comprehensive income (loss)					14,247	14,247
Subsidiary Investment		833,333		166,667		1,000,000
Balance at Aug. 31, 2019	$ 78,787	26,172,453	(23,868,202)	107,674	0	2,490,712
Balance (Shares) at Aug. 31, 2019	78,787,134
Stock based compensation		162,414				162,414
Private Placement	$ 61	815,959				816,020
Private Placement (Shares)	60,792
Warrants issued for services		70,752				70,752
Net loss			(907,313)			(907,312)
Net loss non-controlling interest						(17,450)
Non-controlling Interest				(17,450)		(17,450)
Balance at Nov. 30, 2019	$ 2,687	27,297,739	(24,775,515)	90,224		2,615,135
Balance (Shares) at Nov. 30, 2019	2,687,028
Balance at Aug. 31, 2019	$ 78,787	26,172,453	(23,868,202)	107,674	0	2,490,712
Balance (Shares) at Aug. 31, 2019	78,787,134
Shares issued for services	$ 347	99,653				$ 100,000	[1]
Shares issued for services (Shares)	347,222					347,222	[1]
Stock based compensation		1,139,270				$ 1,139,270
Private Placement	$ 10,690	2,627,336				2,638,026
Private Placement (Shares)	10,689,956
Warrants issued for services		168,833				168,833
Exercise of stock options	$ 220	29,810				$ 30,030
Exercise of stock options (in shares)	220,000					7,333
Net loss			(3,933,996)		0	$ (3,933,996)
Net loss non-controlling interest						(150,617)
Non-controlling Interest				(150,617)		(150,617)
Balance at Aug. 31, 2020	$ 90,044	30,237,355	(27,802,198)	(42,943)	0	2,482,258
Balance (Shares) at Aug. 31, 2020	90,044,312
Balance at Nov. 30, 2019	$ 2,687	27,297,739	(24,775,515)	90,224		2,615,135
Balance (Shares) at Nov. 30, 2019	2,687,028
Stock based compensation		294,293				294,293
Exercise of stock options	$ 4	10,996				11,000
Exercise of stock options (in shares)	3,667
Net loss			(950,344)			(950,344)
Non-controlling Interest				(47,148)		(47,148)
Balance at Feb. 29, 2020	$ 2,691	27,603,028	(25,725,859)	43,076		1,922,936
Balance (Shares) at Feb. 29, 2020	2,690,695
Stock based compensation		682,563				682,563
Private Placement	$ 296	1,887,310				1,887,606
Private Placement (Shares)	295,540
Warrants issued for services		98,081				98,081
Net loss			(1,361,381)			(1,361,381)
Non-controlling Interest				(29,272)		(29,272)
Balance at May. 31, 2020	$ 2,986	30,270,983	(27,087,240)	13,804		3,200,533
Balance (Shares) at May. 31, 2020	2,986,235
Shares issued for services	$ 12	99,988				100,000
Shares issued for services (Shares)	11,574
Private Placement		(65,600)				(65,600)
Exercise of stock options	$ 4	19,026				19,030
Exercise of stock options (in shares)	3,667
Net loss			(714,958)			(714,958)
Non-controlling Interest				(56,747)		(56,747)
Balance at Aug. 31, 2020	$ 90,044	30,237,355	(27,802,198)	(42,943)	$ 0	2,482,258
Balance (Shares) at Aug. 31, 2020	90,044,312
Stock based compensation		48,887				48,887
Net loss			(696,028)			(696,028)
Net loss non-controlling interest						(14,093)
Non-controlling Interest				(14,093)		(14,093)
Balance at Nov. 30, 2020	$ 3,001	$ 30,373,285	$ (28,498,226)	$ (57,036)		$ 1,821,024
Balance (Shares) at Nov. 30, 2020	3,001,476

[1]	The Company awarded the restricted common shares as required by consulting contracts.